Commitments and Contingency (Details) - Schedule of future minimum lease payments under operating lease agreements	Dec. 31, 2020 USD ($)
Schedule of future minimum lease payments under operating lease agreements [Abstract]
2021	$ 44,740
2022	21,585
2023	17,734
Future minimum lease payments	$ 84,059